Additional Information-Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (440,234)	$ (69,084)	¥ (244,421)	¥ (715,522)
Purchases of term deposits	(4,946,963)	(776,286)	(2,328,717)	(1,163,708)
Proceeds from withdrawal of term deposits	3,018,396	473,652	2,319,201	336,315
Net cash used in investing activities (1)	(3,136,503)	(492,185)	430,113	(2,102,488)
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost				3,011,072
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	4,853,293	761,588
Proceeds received from employees in relation to share options	22,954	3,602	9,286	11,406
Payments for repurchase of share options				(24,903)
Net cash provided by financing activities	4,876,247	765,190	9,286	2,997,575
Effect of exchange rate changes on cash and cash equivalents (1)	(100,169)	(15,718)	(137,508)	7,491
Net increase/(decrease) in cash and cash equivalents	1,199,341	188,203	57,470	187,056
Cash and cash equivalents at beginning of the year	957,820	150,303	900,350	713,294
Cash and cash equivalents at end of the year	2,157,161	338,506	957,820	900,350
Reportable legal entities | Zhihu Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(3,182)	(499)	(2,606)	(10,722)
Purchases of term deposits	(64,596)	(10,137)		(354,395)
Proceeds from withdrawal of term deposits	64,707	10,154	356,580	335,705
Proceeds from repayment of loans			978,735
Investment in subsidiaries and VIEs and VIEs' subsidiaries	(4,695,120)	(736,767)	(1,407,173)	(1,893,991)
Investment in equity investments	(19,380)	(3,041)
Net cash used in investing activities (1)	(4,714,389)	(739,791)	(71,858)	(1,912,681)
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost				1,984,556
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	4,853,293	761,588
Proceeds received from employees in relation to share options	15,544	2,439		8,583
Payments for repurchase of share options				(2,416)
Net cash provided by financing activities	4,868,837	764,027		1,990,723
Effect of exchange rate changes on cash and cash equivalents (1)	(63,673)	(9,991)	(4,450)	(1,270)
Net increase/(decrease) in cash and cash equivalents	87,593	13,746	(78,914)	66,050
Cash and cash equivalents at beginning of the year	6,834	1,072	85,748	19,698
Cash and cash equivalents at end of the year	¥ 94,427	$ 14,818	¥ 6,834	¥ 85,748